Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Small Cap Growth Fund Class A - CGOAX
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 61	1.21% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 2,294,809,489
Holdings Count | Holding	98
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,294,809,489
Total number of portfolio holdings	98
Portfolio turnover for the reporting period	54%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net
assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%

Columbia Small Cap Growth Fund Class C - CGOCX
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CGOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 99	1.96% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.96%	[1]
Net Assets	$ 2,294,809,489
Holdings Count | Holding	98
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,294,809,489
Total number of portfolio holdings	98
Portfolio turnover for the reporting period	54%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%

Columbia Small Cap Growth Fund Institutional Class - CMSCX
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.96% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 2,294,809,489
Holdings Count | Holding	98
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,294,809,489
Total number of portfolio holdings	98
Portfolio turnover for the reporting period	54%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%

Columbia Small Cap Growth Fund Institutional 2 Class - CSCRX
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 44	0.88% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 2,294,809,489
Holdings Count | Holding	98
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,294,809,489
Total number of portfolio holdings	98
Portfolio turnover for the reporting period	54%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%

Columbia Small Cap Growth Fund Institutional 3 Class - CSGYX
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CSGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 42	0.83% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 2,294,809,489
Holdings Count | Holding	98
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,294,809,489
Total number of portfolio holdings	98
Portfolio turnover for the reporting period	54%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%

Columbia Small Cap Growth Fund Class R - CCRIX
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class R
Trading Symbol	CCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 74	1.47% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%	[1]
Net Assets	$ 2,294,809,489
Holdings Count | Holding	98
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,294,809,489
Total number of portfolio holdings	98
Portfolio turnover for the reporting period	54%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%

Columbia Small Cap Growth Fund Class S - CMSHX
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class S
Trading Symbol	CMSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 39 (a)	0.97% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 39	[2]
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 2,294,809,489
Holdings Count | Holding	98
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,294,809,489
Total number of portfolio holdings	98
Portfolio turnover for the reporting period	54%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.7%
Carpenter Technology Corp.	2.7%
XPO, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.5%
Saia, Inc.	2.4%
Chemed Corp.	2.3%
Bio-Techne Corp.	2.2%
Sprouts Farmers Market, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.1%
ICU Medical, Inc.	2.0%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.